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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08547


                   	  Pioneer Independence Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

           Pioneer Independence Fund
           Schedule of Investments  3/31/2009 (unaudited)

Shares                                                             Value

           PREFERRED STOCKS - 1.3 %
           Materials - 1.3 %
           Diversified Metals & Mining - 1.3 %
109,350    Freeport-McMoran Copper & Gold, Inc., 6.75%, 5/1/10 $ 7,037,766
           TOTAL PREFERRED STOCKS
           (Cost  $5,005,365)                                  $ 7,037,766
           COMMON STOCKS - 97.1 %
           Energy - 7.2 %
           Integrated Oil & Gas - 0.9 %
51,511     Hess Corp. (b)                                      $ 2,791,896
78,300     Petrobras Brasileiro SA (A.D.R.)                      1,918,350
                                                               $ 4,710,246
           Oil & Gas Drilling - 3.1 %
282,400    Transocean, Ltd. *                                  $16,616,416
           Oil & Gas Equipment And Services - 2.8 %
110,900    National-Oilwell Varco, Inc. *                      $ 3,183,939
1,091,300  Weatherford International, Inc. * (b)                12,080,691
                                                               $15,264,630
           Oil & Gas Exploration & Production - 0.4 %
47,200     Devon Energy Corp.                                  $ 2,109,368
           Total Energy                                        $38,700,660
           Materials - 4.7 %
           Diversified Metals & Mining - 3.2 %
459,385 Freeport-McMoRan Copper & Gold, Inc. (Class B) (b) $17,507,162 Fertilizers & Agricultural Chemicals - 0.7 %
47,300     Monsanto Co.                                        $ 3,930,630
           Industrial Gases - 0.8 %
61,700     Praxair, Inc.                                       $ 4,151,793
           Total Materials                                     $25,589,585
           Capital Goods - 9.5 %
           Aerospace & Defense - 7.6 %
1,166,844  Be Aerospace, Inc. *                                $10,116,537
74,000     Boeing Co. (b)                                        2,632,920
30,800     General Dynamics Corp.                                1,280,972
350,450    Honeywell International, Inc.                         9,763,537
397,500    United Technologies Corp.                            17,084,550
                                                               $40,878,516
           Electrical Component & Equipment - 1.9 %
76,300     First Solar, Inc. * (b)                             $10,125,010
           Total Capital Goods                                 $51,003,526
           Transportation - 4.9 %
           Airlines - 4.9 %
1,851,518  Continental Airlines, Inc. (Class B) * (b)          $16,311,874
1,329,400  Delta Air Lines, Inc. * (b)                           7,484,522
585,700    UAL Corp. * (b)                                       2,623,936
                                                               $26,420,332
           Total Transportation                                $26,420,332
           Consumer Services - 1.9 %
           Hotels, Resorts & Cruise Lines - 1.9 %
787,100    Starwood Hotels & Resorts World Wide, Inc. (b)      $ 9,996,170
           Total Consumer Services                             $ 9,996,170
           Media - 1.3 %
           Cable & Satellite - 0.3 %
67,195     Time Warner Cable, Inc.  *                          $ 1,666,445
           Movies & Entertainment - 1.0 %
267,700    Time Warner, Inc.                                   $ 5,166,610
           Total Media                                         $ 6,833,055
           Retailing - 0.9 %
           Home Improvement Retail - 0.9 %
254,300    Lowe's Companies, Inc.                              $ 4,640,975
           Total Retailing                                     $ 4,640,975
           Food & Drug Retailing - 3.0 %
           Drug Retail - 1.6 %
314,600    CVS/Caremark Corp.                                  $ 8,648,354
           Hypermarkets & Supercenters - 1.4 %
148,700    Wal-Mart Stores, Inc.                               $ 7,747,270
           Total Food & Drug Retailing                         $16,395,624
           Food Beverage & Tobacco - 0.8 %
           Packaged Foods & Meats - 0.3 %
45,000     Nestle SA (Sponsored A.D.R.)                        $ 1,521,540
           Soft Drinks - 0.5 %
61,400     Coca-Cola Co.                                       $ 2,698,530
           Total Food Beverage & Tobacco                       $ 4,220,070
           Household & Personal Products - 1.4 %
           Household Products - 1.4 %
126,100    Colgate-Palmolive Co.                               $ 7,437,378
           Total Household & Personal Products                 $ 7,437,378
           Health Care Equipment & Services - 1.9 %
           Health Care Equipment - 1.9 %
433,405    Insulet Corp. * (b)                                 $ 1,776,961
179,000    Medtronic, Inc.                                       5,275,130
34,000     Surgical Intuitive, Inc. * (b)                        3,242,240
                                                               $10,294,331
           Total Health Care Equipment & Services              $10,294,331
           Pharmaceuticals & Biotechnology - 11.4 %
           Biotechnology - 4.4 %
409,000    Gilead Sciences, Inc. * (b)                         $18,944,880
160,600    Vertex Pharmaceuticals Inc. *                         4,614,038
                                                               $23,558,918
           Life Sciences Tools & Services - 0.9 %
139,800    Advanced Magnetics, Inc. * (b)                      $ 5,140,446
           Pharmaceuticals - 6.1 %
59,600     Abbott Laboratories, Ltd.                           $ 2,842,920
1,213,100  Bristol-Myers Squibb Co.                             26,591,152
1,109,000  Cardiome Pharma Corp. * (b)                           3,249,370
                                                               $32,683,442
           Total Pharmaceuticals & Biotechnology               $61,382,806
           Diversified Financials - 7.8 %
           Asset Management & Custody Banks - 1.3 %
226,400    State Street Corp. (b)                              $ 6,968,592
           Investment Banking & Brokerage - 1.7 %
308,100    Lazard Ltd. (b)                                     $ 9,058,140
           Specialized Finance - 4.8 %
346,867    IntercontinentalExchange, Inc. * (b)                $25,831,185
           Total Diversified Financials                        $41,857,917
           Software & Services - 10.6 %
           Data Processing & Outsourced Services - 1.5 %
47,300     MasterCard, Inc. (b)                                $ 7,921,804
           Internet Software & Services - 1.8 %
745,700    Yahoo! Inc. * (b)                                   $ 9,552,417
           Systems Software - 7.3 %
362,700    BMC Software, Inc. * (b)                            $11,969,100
183,700    McAfee, Inc. * (b)                                    6,153,950
1,190,650  Oracle Corp. *                                       21,515,046
                                                               $39,638,096
           Total Software & Services                           $57,112,317
           Technology Hardware & Equipment - 18.6 %
           Communications Equipment - 5.4 %
534,942    F5 Networks, Inc. *                                 $11,207,035
142,400    Research In Motion, Ltd. * (b)                        6,133,168
926,300    Riverbed Technology, Inc. * (b)                      12,116,004
                                                               $29,456,207
           Computer Hardware - 6.8 %
255,100    Apple, Inc. * (b)                                   $26,816,112
1,046,500  Dell, Inc. *                                          9,920,820
                                                               $36,736,932
           Computer Storage & Peripherals - 6.4 %
2,122,600  EMC Corp. * (b)                                     $24,197,640
685,000    NETAPP, Inc. * (b)                                   10,165,400
                                                               $34,363,040
           Total Technology Hardware & Equipment               $100,556,179
           Semiconductors - 11.3 %
           Semiconductors - 11.3 %
1,002,500  Broadcom Corp. *                                    $20,029,950
1,771,600  Intel Corp.                                          26,662,580
299,500    Marvell Technology Group Ltd. *                       2,743,420
2,037,000  ON Semiconductor Corp. * (b)                          7,944,300
420,424    Taiwan Semiconductor Manufacturing Co. (A.D.R.) (b)   3,762,795
                                                               $61,143,045
           Total Semiconductors                                $61,143,045
           TOTAL COMMON STOCKS
           (Cost  $660,318,884)                                $523,583,970

           TEMPORARY CASH INVESTMENTS - 23.0 %
           Repurchase Agreement - 2.3 %
12,450,000 JP MORGAN CHASE & CO .25%, 4/2/09                   $12,450,000

Principal
Amount ($)                                                         Value
           Securities Lending Collateral  - 20.7% (c)
           Certificates of Deposit:
2,725,953  Abbey National Plc, 1.58%, 8/13/09                  $2,725,953
2,725,851  Bank of Nova Scotia, 1.58%, 5/5/09                   2,725,851
4,359,325  Bank of Scotland NY, 1.45%, 6/5/09                   4,359,325
4,906,715  Barclays Bank, 1.13%, 5/27/09                        4,906,715
4,906,715  DnB NOR Bank ASA NY, 1.5%, 6/5/09                    4,906,715
4,993,946  Intesa SanPaolo S.p.A., 1.03%, 5/22/09               4,993,946
316,176    Nordea NY, 0.52%, 4/9/09                              316,176
4,088,929  Royal Bank of Canada NY, 1.44%, 8/7/09               4,088,929
4,906,715  Svenska Bank NY, 1.73%, 7/8/09                       4,906,715
5,451,906  CBA, 1.31%, 7/16/09                                  5,451,906
5,451,906  Societe Generale, 1.75%, 9/4/09                      5,451,906
5,451,906  U.S. Bank NA, 1.35%, 8/24/09                         5,451,906
                                                               $50,286,043
           Commercial Paper:
5,451,906  Monumental Global Funding, Ltd., 1.64%, 8/17/09      5,451,906
2,725,953  CME Group, Inc., 1.44%, 8/6/09                       2,725,953
5,353,772  American Honda Finance Corp., 1.29%, 7/14/09         5,353,772
5,451,906  HSBC Bank, Inc., 1.64%, 8/14/09                      5,451,906
1,362,976  IBM, 1.47%, 9/25/09                                  1,362,976
4,906,715  MetLife Global Funding, 1.71%, 6/12/09               4,906,715
4,906,715  New York Life Global, 1.37%, 9/4/09                  4,906,715
4,634,120  Westpac Banking Corp., 0.94%, 6/1/09                 4,634,120
                                                               $34,794,063
           Tri-party Repurchase Agreements:
16,355,718 Deutsche Bank, 0.21%, 4/1/09                        $16,355,718
4,536,476  Barclays Capital Markets, 0.2%, 4/1/09               4,536,476
                                                               $20,892,194
Shares
           Money Market Mutual Fund:
5,451,906  JPMorgan, U.S. Government Money Market Fund         $5,451,906
                                                               $5,451,906
           Total Securities Lending Collateral                 $111,424,206
           TOTAL TEMPORARY CASH INVESTMETNS
           (Cost  $123,874,206)                                $123,874,206
           TOTAL INVESTMENT IN SECURITIES - 121.3%
           (Cost  $792,188,355) (a)                            $654,495,942
           OTHER ASSETS AND LIABILITIES - (21.3)%            $(115,101,367)
           TOTAL NET ASSETS - 100.0%                           $539,394,575


*          Non-income producing security.

+ Investment held by the fund representing 5% or more of viting stock of such company.

(A.D.R.)   American Depositary Receipt

(a) At March 31, 2009, the net unrealized gain on investments based on cost for federal income tax purposes of $804,895,548 was as follows:

           Aggregate gross unrealized gain for all investments in which
           there is an excess of value over tax cost             $27,599,864

           Aggregate gross unrealized loss for all investments in which
           there is an excess of tax cost over value            (177,999,470)

           Net unrealized gain                                $ (150,399,606)

(b)        At March 31, 2009, the following securities were out on loan:

Shares                           Security                          Value
138,400    Advanced Magnetics, Inc. *                          $5,088,968
63,000     Apple, Inc. *                                        6,622,560
106,800    BMC Software, Inc. *                                 3,524,400
2,800      Boeing Co.                                             99,624
539,700    Cardiome Pharma Corp. *                              1,581,321
130,100    Continental Airlines, Inc. (Class B) *               1,146,181
1,223,975  Delta Air Lines, Inc. *                              6,890,979
1,220,300  EMC Corp. *                                          13,911,420
58,500     First Solar, Inc. *                                  7,762,950
20,500     Freeport-McMoRan Copper & Gold, Inc. (Class B)        781,255
114,600    Gilead Sciences, Inc. *                              5,308,272
50,600     Hess Corp.                                           2,742,520
428,900    Insulet Corp. *                                      1,758,490
42,300     IntercontinentalExchange, Inc. *                     3,150,081
33,600     Surgical Intuitive, Inc. *                           3,204,096
3,000      Lazard Ltd.                                            88,200
41,500     MasterCard, Inc.                                     6,950,420
42,000     McAfee, Inc. *                                       1,407,000
678,100    NETAPP, Inc. *                                       10,063,004
44,000     ON Semiconductor Corp. *                              171,600
48,600     Research In Motion, Ltd. *                           2,095,146
800,400    Riverbed Technology, Inc. *                          10,469,232
52,100     Starwood Hotels & Resorts World Wide, Inc.            661,670
103,900    State Street Corp.                                   3,198,042
396,100    Taiwan Semiconductor Manufacturing Co. (A.D.R.)      3,545,095
566,900    UAL Corp. *                                          2,539,712
8,000      Weatherford International, Inc. *                      88,560
12,000     Yahoo! Inc. *                                         153,720
           Total                                               $105,004,518

(c) Securities lending collateral is managed by Credit Suisse New York Branch.

           Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

           Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
           Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

           The following is a summary of the inputs used as of March 31, 2009, in valuing the Fund's assets:

                                                                Investments
Valuation Inputs                                               in Securities
Level 1 - Quoted Prices                                        $536,073,642
Level 2 - Other Significant Observable Inputs                   118,422,300
Level 3 - Significant Unobservable Inputs                           0
Total                                                          $654,495,942


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Independence Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 29, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 29, 2009



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date May 29, 2009

* Print the name and title of each signing officer under his or her signature.